Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of loans and advances to customers [line items]
Loans and advances to customers	£ 200,471	£ 199,151
Loans and advances to customers	201,815	200,358
Credit impairment loss allowances on loans and advances to customers	(792)	(940)	£ (864)	£ (921)
Residual value and voluntary termination provisions	(73)	(78)
Net loans and advances to customers	200,950	199,340
Fellow Banco Santander subsidiaries and joint ventures [member]
Disclosure of loans and advances to customers [line items]
Amounts due from related parties	£ 1,344	1,199
Santander UK Group Holdings plc [member]
Disclosure of loans and advances to customers [line items]
Amounts due from related parties		£ 8